Fair Value Measurements - Schedule of Changes in Fair Value of Derivative Liabilities (Details) - Marketwise, LLC - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 597,578	$ 119,307	$ 119,307	$ 113,221	$ 104,504
Change in fair value	598,533	49,796
Ending balance	1,238,265	181,358	597,578	119,307	113,221
Phantom Interests in Net Income
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Additions of derivative instruments at fair value					580
Change in fair value	(1,726)	997	3,069	478	217
Redemptions of derivative instruments					(3,156)
Class B Units
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value			456,457	(3,003)	5,733
Incremental Class B Units	$ 43,880	$ 11,258	$ 18,745	$ 8,611	$ 5,343